Operating Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2025	$ 53,691
2026	71,588
2027	53,691
Total future minimum lease payments	178,970
Less: imputed interest	(10,113)
Total	$ 168,857	$ 302,975